John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211
Phone: 913.660.0778 Fax: 913.660.9157
john.lively@1940actlawgroup.com

March 2, 2016

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE: The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”) and Securities Act of 1933, as amended (the “Securities Act”) of World Funds Trust (the “Trust”)(File Nos. 333-14872 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find Post-effective Amendment No. 160 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 161 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”). The Amendment is being filed to add fourteen new portfolio series to the Trust, collectively referred to as the “Vest Funds”.

Vest Armor S&P 500® Fund	Vest Armor S&P 500® (July) Fund
Vest Armor S&P 500® (January) Fund	Vest Armor S&P 500® (August) Fund
Vest Armor S&P 500® (February) Fund	Vest Armor S&P 500® (September) Fund
Vest Armor S&P 500® (March) Fund	Vest Armor S&P 500® (October) Fund
Vest Armor S&P 500® (April) Fund	Vest Armor S&P 500® (November) Fund
Vest Armor S&P 500® (May) Fund	Vest Armor S&P 500® (December) Fund
Vest Armor S&P 500® (June) Fund	Vest Dynamic Distribution Fund

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.